Note 2 - Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details)	Jun. 30, 2026
Digital Asset Mining Equipment [Member]
Property, Plant, and Equipment, Useful Life (Year)	3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment, Useful Life (Year)	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment, Useful Life (Year)	4 years